INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Loss before Income Tax
Income (loss) before income tax consisted of:

	Year Ended December 31,
	2019	2018	2017
Macau operations	$181,579	$137,918	$83,201
Hong Kong and other jurisdictions operations	(137,548)	(158,119)	(159,877)

Income (loss) before income tax	$44,031	$(20,201)	$(76,676)

Summary of Income Tax (Credit) Expense
The income tax expense (credit) consisted of:

	Year Ended December 31,
	2019	2018	2017
Under provision of income taxes in prior years:
Macau Complementary Tax	$—	$86	$—

Income tax expense (credit) - deferred:
Macau Complementary Tax	402	458	(239)

Total income tax expense (credit)	$402	$544	$(239)

Schedule of Reconciliation of Income Tax Expense (Credit) from Loss Before Income Tax
A reconciliation of the income tax expense (credit) from income (loss) before income tax per
the accompanying consolidated statements of operations is as follows:

	Year Ended December 31,
	2019	2018	2017
Income (loss) before income tax	$44,031	$(20,201)	$(76,676)
Macau Complementary Tax rate	12%	12%	12%
Income tax expense (credit) at Macau Complementary Tax rate	5,284	(2,424)	(9,201)
Under provision in prior years	—	86	—
Effect of income for which no income tax expense is payable	—	(177)	—
Effect of expenses for which no income tax benefit is receivable	17,438	20,001	20,190
Effect of profits exempted from Macau Complementary Tax	(42,203)	(35,698)	(29,833)
Changes in valuation allowances	5,017	(1,456)	17,993
Expired tax loss es	14,866	20,212	612

Income tax expense (credit)	$402	$544	$(239)

Schedule of Net Deferred Tax Liabilities
The net deferred tax liabilities as of December 31, 2019 and 2018 consisted of the following:

	December 31,
	2019	2018
Deferred tax assets
Net operating losses carried forward	$45,658	$44,237
Depreciation and amortization	18,166	14,101
Lease liabilities	1,754	—

Sub-total	65,578	58,338

Valuation allowances	(63,869)	(58,338)

Total deferred tax assets	1,709	—

Deferred tax liabilities
Right- of- use assets	(1,709)	—
Unrealized capital allowances	(1,453)	(1,044)

Total deferred tax liabilities	(3,162)	(1,044)

Deferred tax liabilities, net	$(1,453)	$(1,044)